As filed with the U.S. Securities and Exchange Commission on February 8, 2016

File No.  333-195493
File No.  811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

Alpha Architect ETF Trust
(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road
Broomall, Pennsylvania 19008
(Address of Principal Executive Offices, Zip Code)

 (215) 882-9983
(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray
213 Foxcroft Road
Broomall, Pennsylvania 19008
(Name and Address of Agent for Service)

Copy to:
Don E. Felice
McCarter & English, LLP
1600 Market Street, Suite 3900
Philadelphia, PA 19103

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 3 to the Alpha Architect ETF Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 2 on Form N-1A filed January 28, 2016.  This PEA No. 33 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in PEA No. 2 to the Trust’s Registration Statement for its series: ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 8th day of February, 2016.

ALPHA ARCHITECT ETF TRUST
By: /s/ Wesley R. Gray
Wesley R. Gray
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	February 8, 2016
Wesley R. Gray

/s/ John R. Vogel	Treasurer	February 8, 2016
John R. Vogel

/s/ Daniel Dorn	Trustee	February 8, 2016
Daniel Dorn*

/s/ Michael Pagano	Trustee	February 8, 2016
Michael Pagano*

/s/ Tom Scott	Trustee	February 8, 2016
Tom Scott*

By:	/s/ Wesley R. Gray
Wesley R. Gray
Attorney-in-Fact
(Pursuant to Power of Attorney incorporated herein by reference)

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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